Share-Based Compensation - Weighted Average Assumptions Used to Calculate Fair Value of Awards (Details) - Stock options	3 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	5 years 9 months 18 days	6 years 1 month 6 days
Expected volatility	96.70%	97.60%
Risk-free interest rate	4.20%	4.10%
Dividend yield	0.00%	0.00%